LEASE LIABILITIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Lease Liabilities
SCHEDULE OF FUTURE PAYMENTS DUE UNDER OPERATING lEASES

Future minimum lease payments under the leases are as follows:

Years Ending December 31,	Amount
2022 (remaining)	$154,969
2023	282,347
2024	262,715
2025	261,083
2026 and thereafter	198,217
Total payments	1,159,331
Less: Amount representing interest	(209,885)
Present value of net minimum lease payments	949,446
Less: Current portion	(224,162)
Non-current portion	$725,284

Future minimum lease payments under the leases are as follows:

Years Ending December 31,	Amount
2022	$307,808
2023	282,347
2024	262,715
2025	261,083
2026 and thereafter	198,219
Total payments	1,312,172
Less: Amount representing interest	(259,452)
Present value of net minimum lease payments	1,052,720
Less: Current portion	(213,837)
Non-current portion	$838,883